Taxes on Income	12 Months Ended
Dec. 31, 2022
Taxes on Income [Abstract]
TAXES ON INCOME
NOTE 16:-	TAXES ON INCOME

a.	Tax rates applicable to the Company:

The Israeli statutory corporate tax rate and real capital gains tax rate were 23% in 2022, 2021, and 2020.

b.	Tax assessments:

The assessments of the Company are deemed final through the 2016 tax year.

c.	Carryforward tax losses and other temporary differences:

The Company has accumulated tax losses since its inception.

As of December 31, 2022, the Company’s net carryforward tax losses are estimated to grow to approximately $58,000.